Goldman Sachs Small Cap Value Insights Fund Expense Example - Class A C Inst Inv R R6 Shares [Member] - Goldman Sachs Small Cap Value Insights Fund	Oct. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 667
Expense Example, with Redemption, 3 Years	923
Expense Example, with Redemption, 5 Years	1,199
Expense Example, with Redemption, 10 Years	1,985
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	299
Expense Example, with Redemption, 3 Years	626
Expense Example, with Redemption, 5 Years	1,078
Expense Example, with Redemption, 10 Years	2,334
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	282
Expense Example, with Redemption, 5 Years	494
Expense Example, with Redemption, 10 Years	1,103
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	317
Expense Example, with Redemption, 5 Years	553
Expense Example, with Redemption, 10 Years	1,232
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	149
Expense Example, with Redemption, 3 Years	472
Expense Example, with Redemption, 5 Years	819
Expense Example, with Redemption, 10 Years	1,797
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	279
Expense Example, with Redemption, 5 Years	488
Expense Example, with Redemption, 10 Years	$ 1,091